Distribution to Shareholders - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 12, 2025 USD ($) $ / shares	Mar. 12, 2025 CNY (¥)	Mar. 14, 2024 USD ($) $ / shares	Mar. 14, 2024 CNY (¥)	Mar. 16, 2023 USD ($) $ / shares	Mar. 16, 2023 CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
O 2023 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend paid					$ 136,555	¥ 958,052
Dividend payable date									Apr. 30, 2023
Dividend record date					Apr. 28, 2023	Apr. 28, 2023
Ex-dividend date					Apr. 27, 2023	Apr. 27, 2023
O 2024 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend paid			$ 98,915	¥ 716,302
Dividend payable date								Apr. 30, 2024
Dividend record date			Apr. 12, 2024	Apr. 12, 2024
Ex-dividend date			Apr. 11, 2024	Apr. 11, 2024
O 2025 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend paid	$ 47,873	¥ 346,182
Dividend payable date							Apr. 30, 2025
Dividend record date	Apr. 11, 2025	Apr. 11, 2025
Ex-dividend date	Apr. 11, 2025	Apr. 11, 2025
American Depository Shares [Member] | O 2023 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS					$ 0.72
American Depository Shares [Member] | O 2024 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS			$ 0.54
American Depository Shares [Member] | O 2025 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS	$ 0.3
Common Stock [Member] | O 2023 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount paid per share					$ 0.36
Common Stock [Member] | O 2024 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount paid per share			$ 0.27
Common Stock [Member] | O 2025 A Dividends [Member]
Distribution to shareholders [Line Items]
Cash dividend amount paid per share	$ 0.15